Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 19,578	¥ 138,628	¥ 138,628
Less: Accumulated amortization	(6,469)	(45,805)	(41,184)
Total intangible assets, net	$ 13,109	¥ 92,823	¥ 97,444